Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates	€ 677	€ 677	€ 250	€ 201
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		31.20%
Investments in joint ventures	97	€ 97	80	72
MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%
Investments in joint ventures	104	€ 104	88	44
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		0.00%
Investments in joint ventures	€ 84	€ 84	82	85
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)	30.10%	30.10%
Investments in joint ventures	€ 392	€ 392	€ 0	€ 0
MCM Vaccine B.V. | MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		100.00%